Related party transactions - Schedule of Related Party Transactions (Details) - Associated Companies - Related Party - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Related Party Transaction [Line Items]
Management fees and other	$ 15,217	$ 11,781	$ 11,074
Dividends	34,786	13,325	10,933
Contributions	$ (7,349)	$ (12,548)	$ (4,509)